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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.    New York, NY     November 14, 2012
-------------------------   --------------   ------------------
      [Signature]           [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------
Form 13F Information Table Entry Total:       10
                                         -------
Form 13F Information Table Value Total:  560,953 (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS
AMENDED,CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

Column 1           Column 2    Column 3   Column 4          Column 5           Column 6  Column 7        Column 8
--------        -------------- --------- ---------- ------------------------- ---------- -------- ----------------------
                                                                                                     Voting Authority
                                           Value     Shrs or                  Investment  Other   ----------------------
Name of Issuer  Title of Class  Cusip    (X $1,000)  prn amt  SH/PRN Put/Call Discretion Managers   Sole    Shared  None
--------------  -------------- --------- ---------- --------- ------ -------- ---------- -------- --------- ------- ----
ENERGY XXI
 (BERMUDA)
 LTD             USD UNRS SHS  G10082140    3,160      90,385   SH               SOLE                90,385       0  0
ENERGY XXI
 (BERMUDA)
 LTD             USD UNRS SHS  G10082140   14,159     405,000   SH              SHARED                    0 405,000  0
ASBURY
 AUTOMOTIVE
 GROUP INC       COM           043436104   91,896   3,287,873   SH               SOLE             3,287,873       0  0
DINEEQUITY INC   COM           254423106  140,692   2,512,356   SH               SOLE             2,512,356       0  0
FUTUREFUEL
 CORPORATION     COM           36116M106   42,058   3,473,035   SH               SOLE             3,473,035       0  0
PVH CORP         COM           693656100  117,966   1,258,708   SH               SOLE             1,258,708       0  0
PVH CORP         COM           693656100   46,860     500,000   SH     PUT       SOLE               500,000       0  0
SCHOOL
 SPECIALTY INC   COM           807863105    6,634   2,884,499   SH               SOLE             2,884,499       0  0
SUNSTONE HOTEL
 INVS INC NEW    COM           867892101   20,223   1,838,452   SH               SOLE             1,838,452       0  0
WRIGHT EXPRESS
 CORP            COM           98233Q105   77,305   1,108,787   SH               SOLE             1,108,787       0  0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.